Ropes & Gray LLP

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WRITER’S DIRECT DIAL NUMBER: (202) 508-4732

November 29, 2011

VIA EDGAR

Filing Desk

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	Sterling Capital Funds: File Nos. 33-49098 and 811-06719

Post-Effective Amendment No. 77 to the Registration Statement

Dear Sir or Madam:

On behalf of Sterling Capital Funds (the “Trust”) and pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the “1933 Act”) and the Investment Company Act of 1940, as amended (the “1940 Act”), accompanying this letter for filing is a conformed copy of Post-Effective Amendment No. 77 to the Trust’s Registration Statement under the 1933 Act and Amendment No. 78 under the 1940 Act on Form N-1A. Manually executed signature pages and consents have been obtained prior to the time of this electronic filing and will be retained by the Trust for five years.

If you have any questions concerning this filing, please call me at (202) 508-4732.

Sincerely,

/s/ Molly Moore
Molly Moore